THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
ABSOLUTE RETURN ETF
JULY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.6%
	Shares	Value
Commodity — 20.7%
Harbor Commodity All Weather Strategy ETF (1)	63,752	$1,566,004
iMGP DBi Managed Futures Strategy ETF	27,384	701,304
		2,267,308
Equity — 27.3%
American Beacon Ahl Trend ETF (1)	91,073	1,982,659
iShares MSCI USA Momentum Factor ETF	1,290	311,264
iShares U.S. Small-Capital Equity Factor ETF	6,820	471,944
Vanguard Dividend Appreciation ETF	1,075	221,515
		2,987,382
Fixed Income — 49.2%
iShares High Yield Systematic Bond ETF	11,975	567,256
Janus Henderson AAA CLO ETF	8,514	432,426
JPMorgan Ultra-Short Income ETF	10,590	536,278
Vanguard Short-Term Bond ETF (1)	35,146	2,754,743
WisdomTree Floating Rate Treasury Fund ETF	21,500	1,082,095
		5,372,798
International — 2.4%
Avantis International Small Capital Value ETF	3,311	264,946
Total Exchange-Traded Funds
(Cost $10,832,607)		10,892,434

Total Investments - 99.6%
(Cost $10,832,607)		$10,892,434

Percentages are based on Net Assets of $10,937,804.

(1)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

CLO — Collateralized Loan Obligation

ETF — Exchange-Traded Fund

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
CORE BOND ETF
JULY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.6%
	Shares	Value
Fixed Income — 99.6%
iShares Investment Grade Systematic Bond ETF	51,471	$2,330,607
JPMorgan Core Plus Bond ETF (1)	172,685	8,079,931
JPMorgan Ultra-Short Income ETF	55,741	2,822,724
Regan Floating Rate MBS ETF	168,948	4,313,242
TCW Flexible Income ETF (1)	268,299	10,587,078
Vanguard Intermediate-Term Treasury ETF (1)	183,996	10,922,003
WisdomTree Floating Rate Treasury Fund ETF	85,329	4,294,609
		43,350,194
Total Exchange-Traded Funds
(Cost $42,747,519)		43,350,194

Total Investments - 99.6%
(Cost $42,747,519)		$43,350,194

Percentages are based on Net Assets of $43,543,114.

(1)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

ETF — Exchange-Traded Fund

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
OPPORTUNISTIC CREDIT ETF
JULY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.4%
	Shares	Value
Fixed Income — 99.4%
iShares Investment Grade Systematic Bond ETF (1)	119,033	$5,389,814
iShares MBS ETF	24,761	2,304,506
Janus Henderson AAA CLO ETF	25,975	1,319,270
JPMorgan Core Plus Bond ETF (1)	79,894	3,738,240
PIMCO Multi Sector Bond Active ETF	59,985	1,585,404
Schwab US TIPS ETF	50,071	1,331,889
T Rowe Price Floating Rate ETF	25,719	1,324,271
TCW Flexible Income ETF (1)	213,802	8,436,627
Vanguard Intermediate-Term Treasury ETF (1)	94,627	5,617,059
Vanguard Short-Term Inflation-Protected Securities ETF	42,808	2,140,400
		33,187,480
Total Exchange-Traded Funds
(Cost $32,603,177)		33,187,480

Total Investments - 99.4%
(Cost $32,603,177)		$33,187,480

Percentages are based on Net Assets of $33,384,128.
(1)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

CLO — Collateralized Loan Obligation

ETF — Exchange-Traded Fund

TIPS — Treasury Inflation Protected Security

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
GLOBAL SMALL CAP EQUITY ETF
JULY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.8%
	Shares	Value
Equity — 60.1%
Avantis U.S. Small Capital Value ETF	48,198	$4,453,977
iShares Core S&P Small-Capital ETF (1)	114,550	12,632,574
iShares U.S. Small-Capital Equity Factor ETF (1)	191,749	13,269,031
Neuberger Berman Small-Mid Capital ETF, Class M	157,894	4,012,086
		34,367,668
International — 39.7%
Avantis International Small Capital Value ETF (1)	205,797	16,467,876
iShares International Small-Capital Equity Factor ETF (1)	161,595	6,241,785
		22,709,661
Total Exchange-Traded Funds
(Cost $53,763,539)		57,077,329

Total Investments - 99.8%
(Cost $53,763,539)		$57,077,329

Percentages are based on Net Assets of $57,202,266.
(1)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

ETF — Exchange-Traded Fund

S&P — Standard & Poor's

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
TOTAL INTERNATIONAL EQUITY ETF
JULY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.8%
	Shares	Value
International — 99.8%
Avantis Emerging Markets Equity ETF (1)	151,997	$10,513,633
Cambria Foreign Shareholder Yield ETF	147,548	4,376,274
First Eagle Overseas Equity ETF	61,454	2,572,464
Franklin International Low Volatility High Dividend Index ETF	112,691	3,758,245
iShares Emerging Markets Equity Factor ETF (1)	147,567	7,738,413
iShares International Equity Factor ETF (1)	236,515	7,994,207
iShares MSCI International Quality Factor ETF (1)	201,044	8,357,399
Vanguard International Dividend Appreciation ETF (1)	70,212	6,052,274
		51,362,909
Total Exchange-Traded Funds
(Cost $46,018,140)		51,362,909

Total Investments - 99.8%
(Cost $46,018,140)		$51,362,909

Percentages are based on Net Assets of $51,480,392.
(1)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

ETF — Exchange-Traded Fund

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
U.S. LARGE CAP EQUITY ETF
JULY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.4%
	Shares	Value
Equity — 99.4%
GMO US Quality ETF	77,418	$2,639,954
iShares MSCI USA Quality Factor ETF (1)	53,856	9,915,967
JPMorgan Active Growth ETF (1)	71,280	6,296,162
JPMorgan Active Value ETF (1)	119,988	7,879,612
T Rowe Price Capital Appreciation Equity ETF (1)	165,726	6,072,201
T Rowe Price US Equity Research ETF (1)	333,828	13,283,016
Vanguard Dividend Appreciation ETF (1)	30,888	6,364,781
		52,451,693
Total Exchange-Traded Funds
(Cost $50,123,365)		52,451,693

Total Investments - 99.4%
(Cost $50,123,365)		$52,451,693

Percentages are based on Net Assets of $52,763,175.

(1)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

ETF — Exchange-Traded Fund

FRT-NQ-001-0200